Virtus SGA International Growth Series,

a series of Virtus Variable Insurance Trust

Supplement dated June 30, 2022, to the Summary Prospectus and the Virtus Variable Insurance Trust

Statutory Prospectus, each dated April 29, 2022, as supplemented

Important Notice to Investors

As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA International Growth Series (the “Series”), and Kishore Rao is added as a portfolio manager of the Series.

The disclosure under “Portfolio Management” in the Series’ summary prospectus and in the summary section of the Series’ statutory prospectus is hereby replaced in its entirety with the following:

> Tucker Brown, Portfolio Manager and Principal of SGA. Mr. Brown has served as a Portfolio Manager of the Series since June 2019.

> Alexandra Lee, Portfolio Manager and Principal of SGA. Ms. Lee has served as a Portfolio Manager of the Series since June 2019.

> Kishore Rao, Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Mr. Rao has served as a Portfolio Manager of the Series since June 2022.

Under “Portfolio Management” on page 8 of the Series’ statutory prospectus, the statement regarding the portfolio managers for the Series is amended and restated as follows: “Tucker Brown (since June 2019), Alexandra Lee (since June 2019) and Kishore Rao (since June 2022) manage the investments of the Series and are jointly and primarily responsible for the day-to-day management of the Series’ investments.” Further, the biography of Mr. Marchand is hereby removed and the following biography for Mr. Rao is hereby inserted:

Kishore Rao. Mr. Rao is an Analyst, Portfolio Manager, Principal and a member of the Investment Committee at SGA. Prior to joining the firm in 2004, he was a member of the investment team at Trident Capital, an Investment Analyst at Tiger Management and an Analyst at Wellington Management. Mr. Rao was a Founder and General Manager of the Street Events division of Corporate Communications Broadcast Network.

Investors should retain this supplement with the Prospectuses for future reference.

VVIT 8500 SGA International Growth Series PM Change (6/2022)

Virtus SGA International Growth Series,

a series of Virtus Variable Insurance Trust

Supplement dated June 30, 2022, to the Statement of Additional Information (“SAI”)

dated April 29, 2022, as supplemented

Important Notice to Investors

As previously announced, effective June 30, 2022, Gordon M. Marchand is no longer a portfolio manager of the Virtus SGA International Growth Series (the “Series”), and Kishore Rao is added as a portfolio manager of the Series.

The disclosure in the table under “Portfolio Managers” on page 96 of the SAI is hereby amended by substituting Mr. Rao for Mr. Marchand in the row for the Series and deleting the associated footnote.

The disclosure in the “Other Accounts (No Performance Based Fees)” table beginning on page 96 of the SAI is hereby amended by removing the reference to Mr. Marchand. In addition, a row showing the information for Mr. Rao is hereby added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kishore Rao**	10	$9.57 billion	12	$1.90 billion	42	$1.31 billion

**As of May 31, 2022.

The disclosure in the “Other Accounts Managed (with Performance-Based Fees)” on page 97 of the SAI is hereby amended by removing the reference to Mr. Marchand and deleting the associated footnote. In addition, a row showing the information for Mr. Rao is hereby added to reflect the following information and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Kishore Rao*	0	N/A	0	N/A	1	$82.8 million

*As of May 31, 2022.

The disclosure in the table under “Portfolio Manager Series Ownership” beginning on page 98 of the SAI is hereby amended by removing the reference to Mr. Marchand. In addition, a row for Mr. Rao is hereby added to reflect the following information and an associated footnote:

Portfolio Manager	Series	Dollar Range of Equity Securities Beneficially Owned in Series Managed	Dollar Value of Financial Exposure Through Similar Strategies
Kishore Rao*	SGA International Growth Series	None	None

* As of May 31, 2022. Mr. Rao became Portfolio Manager of the SGA International Growth Series effective June 30, 2022.

Investors should retain this supplement with the SAI for future reference.

VVIT 8500B SGA International Growth Series PM Change (6/2022)